Exhibit 99.17

Data Compare Summary (Total)

Run Date - 6/5/2025 8:45:33 AM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	0	248	0.00%	248
State	0	248	0.00%	248
Zip	0	248	0.00%	248
Note Date	0	248	0.00%	248
Original Loan Amount	0	248	0.00%	248
Amortization Term	0	248	0.00%	248
Original Interest Rate	0	248	0.00%	248
Borrower Qualifying FICO	3	248	1.21%	248
Coborrower Qualifying FICO	2	165	1.21%	248
Amortization Type	0	248	0.00%	248
Representative FICO	2	248	0.81%	248
Property Type	5	248	2.02%	248
Interest Only	0	248	0.00%	248
Lien Position	0	248	0.00%	248
Occupancy	0	248	0.00%	248
Purpose	0	248	0.00%	248
Appraised Value	1	248	0.40%	248
Contract Sales Price	13	248	5.24%	248
Balloon Flag	0	248	0.00%	248
Original CLTV	3	248	1.21%	248
Original LTV	3	248	1.21%	248
Origination Channel	0	248	0.00%	248
Appraisal Effective Date	0	248	0.00%	248
Investor: Qualifying Total Debt Ratio	4	248	1.61%	248
Initial Rate Lock Date	82	248	33.06%	248
Total	118	6,117	1.93%	248